Pension Plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	$ 5	¥ 437
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in next fiscal year	15	1,223
Estimated portions of net transition obligation that will be recognized as a component of net pension cost in next fiscal year	1	58
Accumulated benefit obligations for all defined benefit pension plans	634	52,701	51,086
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	56	4,631	5,565
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	53	4,384	5,535
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	29	2,375	2,616
Portfolio of plans invested in equity securities	40.00%	40.00%
Portfolio of plans invested in debt securities	40.00%	40.00%
Portfolio of plans invested in alternative investments	10.00%	10.00%
Portfolio of plans invested in other investment vehicles	10.00%	10.00%
Expected pension plans contributions by Company and certain subsidiaries in next fiscal year	34	2,802
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	$ 19	¥ 1,578	¥ 1,305	¥ 1,530